Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net (loss) income	$ (12,547)	$ 812
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Goodwill impairment	13,560
Depreciation	277	282
Accretion of purchased loan discount	(97)	(90)
Amortization of purchased loan premium	10	11
Amortization of discounts and premiums on investment securities, net	8	6
Amortization of deferred loan origination costs (fees)	85	82
Net gain on sale of loans	(186)	(29)
Valuation adjustment of REO	36	66
Net gain on real estate owned	(5)	(10)
ESOP compensation expense	112	158
Net gain on sale of property & equipment		(9)
Earnings on bank-owned life insurance	(76)	(74)
Provision for loan losses	103	11
Origination of loans held for sale	(5,598)	(821)
Proceeds from loans held for sale	5,117	850
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	(72)	(52)
Prepaid expenses and other assets	(62)	25
Accrued interest payable	(1)	6
Accounts payable and other liabilities	111	(239)
Federal income tax (benefit)
Current	131	(124)
Deferred	136	141
Net cash provided by operating activities	1,042	1,002
Cash flows from investing activities:
Purchase of investment securities available for sale		(994)
Purchase of time deposits in other financial institutions	(2,500)	(4,486)
Maturities of time deposits in other financial institutions	7,233	3,216
Investment securities maturities, prepayments and calls:
Held to maturity	169	220
Available for sale	502	4
Purchase of FHLB stock	(16)
Proceeds from sale of property & equipment		338
Loans originated for investment, net of principal collected	(5,228)	(10,806)
Proceeds from sale of real estate owned	292	175
Additions to real estate owned	(44)	(98)
Additions to premises and equipment, net	(165)	(148)
Net cash provided by (used in) investing activities	243	(12,579)
Cash flows from financing activities:
Net change in deposits	16,437	183
Payments by borrowers for taxes and insurance, net	37	1
Proceeds from Federal Home Loan Bank advances	23,500	43,150
Repayments on Federal Home Loan Bank advances	(35,488)	(29,499)
Treasury stock purchases	(542)	(904)
Dividends paid on common stock	(1,388)	(1,436)
Net cash provided by financing activities	2,556	11,495
Net increase (decrease) in cash and cash equivalents	3,841	(82)
Beginning cash and cash equivalents	9,861	9,943
Ending cash and cash equivalents	13,702	9,861
Cash paid during the year for:
Federal income taxes		100
Interest on deposits and borrowings	3,500	3,246
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	304	347
Loans disbursed upon sales of real estate acquired through foreclosure	$ 95	$ 214